Description of Business and Basis of Presentation (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Sep. 15, 2025	Sep. 30, 2025	Aug. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Aug. 11, 2025	Mar. 22, 2024
Common stock par value							$ 0.0001			$ 0.0001
Revenue				$ 31,138,000	$ 8,423,000			$ 42,094,000	$ 12,563,000
Net loss				75,047,000	(2,530,000)	$ (21,000)	$ 51,450	79,165,000	(2,551,000)
Cash				120,166,000	1,957,000			120,166,000	$ 1,957,000
Accumulated deficit				96,203,000			17,039,000	96,203,000		$ 17,039,000
Customer deposits				$ 34,880,000			$ 15,426,000	$ 34,880,000		$ 15,426,000
Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Volume-weighted average price	$ 12.50
Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Volume-weighted average price	15.00
Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Volume-weighted average price	$ 17.50
Common Class B [Member]
Common stock par value				$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Common Class A [Member]
Common stock par value				$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Benchmark Merger Sub I Inc [Member]
Consideration amount							$ 100
Business acquisition percentage							100.00%			100.00%
Benchmark Merger Sub Two Inc [Member]
Consideration amount							$ 100
Business acquisition percentage							100.00%			100.00%
Boost Run Holdings LLC [Member]
Business acquisition percentage														100.00%
Revenue										$ 26,887,000	$ 7,935,000
Net loss										16,274,000	212,000
Working capital deficit							$ 20,965,000			20,965,000
Cash							9,747,000			9,747,000
Lease liabilities							39,744,000			39,744,000
Accumulated deficit							$ 17,039,000			$ 17,039,000	$ 765,000
Boost Run Holdings LLC [Member] | Boost Run Inc [Member]
Installment notes consideration	$ 8,500,000
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Volume-weighted average price	$ 12.50
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Volume-weighted average price	15.00
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Volume-weighted average price	17.50
Boost Run Holdings LLC [Member] | Common Class A and B [Member] | Boost Run Inc [Member]
Common stock par value	$ 10
Equity consideration	$ 441,500,000
Boost Run Holdings LLC [Member] | Common Class A [Member] | Maximum [Member]
Shares contingent upon stock performance	7,875,000
Boost Run Holdings LLC [Member] | August 2025 Warrant Cancellation Agreement [Member]
Shares issued			128
Boost Run Holdings LLC [Member] | Amended And Restated LLC Agreement [Member] | Common Class B [Member]
Units granted		506
Boost Run Holdings LLC [Member] | Bridge Loan Agreement [Member] | Subsequent Event [Member]
Cash withdrew													$ 5,000,000
Common Stock [Member] | Common Class B [Member]
Net loss
Common Stock [Member] | Common Class A [Member]
Stock issued during the period , acquisitions				17,278,674
Units granted				336,000
Common Stock [Member] | Benchmark Merger Sub I Inc [Member]
Stock issued during the period , acquisitions							1,000
Common stock par value							$ 0.0001			$ 0.0001		$ 0.0001
Common Stock [Member] | Boost Run Holdings LLC [Member] | Common Class A [Member]
Shares issued